Net Operating Revenue - Schedule of Contract Asset Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Operating Revenue [Abstract]
Beginning Balance	R$ 4,736	R$ 4,862
Ending Balance	1,282	4,736
Decrease from transfers to accounts receivable	(4,736)	(4,798)
Increase from changes based on work in progress	R$ 1,282	R$ 4,672